Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Other Non-Current Assets

	December 31, 2013	December 31, 2014
Project assets (Note 3)	34,664	0
Income tax recoverable (a)	28,919	27,468
Long-term receivables (b)	26,017	0
Deposits for capital lease	11,334	11,339
Others	1,504	213

Total	102,438	39,020

(a)	Income tax recoverable

Income tax recoverable of US$ 28,919 and US$ 27,468, which is expected to be utilized twelve months after December 31, 2013 and 2014, respectively, is classified as other non-current assets in the consolidated balance sheets.

(b)	Long-term receivables

Accounts receivable, which is expected to be collected twelve months after December 31, 2013, is classified as other non-current assets in the consolidated balance sheets.